Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended			15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended		75 Months Ended		78 Months Ended		81 Months Ended		84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 07, 2019	Oct. 31, 2015	Apr. 30, 2019	Jan. 31, 2016	Jul. 31, 2019	Apr. 30, 2016	Oct. 31, 2019	Jul. 31, 2016	Oct. 31, 2025	Jan. 31, 2020	Oct. 31, 2016	Apr. 30, 2020	Jan. 31, 2017	Jul. 31, 2020	Apr. 30, 2017	Oct. 31, 2020	Jul. 31, 2017	Jan. 31, 2021	Oct. 31, 2017	Apr. 30, 2021	Jan. 31, 2018	Jul. 31, 2021	Apr. 30, 2018	Oct. 31, 2021	Jul. 31, 2018	Jan. 31, 2022	Oct. 31, 2018	Apr. 30, 2022	Jan. 31, 2019	Jul. 31, 2022	Apr. 30, 2019	Oct. 31, 2022	Jul. 31, 2019	Jan. 31, 2023	Oct. 31, 2019	Apr. 30, 2023	Jan. 31, 2020	Jul. 31, 2023	Apr. 30, 2020	Oct. 31, 2023	Jul. 31, 2020	Jan. 31, 2024	Oct. 31, 2020	Apr. 30, 2024	Jan. 31, 2021	Jul. 31, 2024	Apr. 30, 2021	Oct. 31, 2024	Jul. 31, 2021	Jan. 31, 2025	Oct. 31, 2021	Apr. 30, 2025	Jan. 31, 2022	Jul. 31, 2025	Apr. 30, 2022	Oct. 31, 2025	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000015903
Account Value [Line Items]
Line Graph and Table Measure Name									Investor Shares
Accumulated Value		$ 10,000		$ 9,066		$ 9,666		$ 9,540			$ 9,337		$ 9,833		$ 10,737		$ 11,501		$ 11,929		$ 12,785		$ 12,225		$ 12,166		$ 10,912		$ 10,995		$ 11,854		$ 11,575		$ 12,102		$ 12,444		$ 10,197		$ 11,584		$ 11,051		$ 13,384		$ 14,845		$ 15,575		$ 15,706		$ 15,200		$ 13,582		$ 13,088	$ 11,833	$ 14,467	$ 15,179	$ 15,437	$ 13,733	$ 15,674	$ 16,229	$ 17,202	$ 16,905	$ 17,166	$ 18,665	$ 19,554	$ 20,829
C000015906
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Europe ETF Shares Net Asset Value
Accumulated Value		10,000		9,068		9,674		9,555			9,357		9,860		10,769		11,543		11,976		12,840		12,281		12,220		10,964		11,053		11,920		11,649		12,179		12,531		10,274		11,674		11,144		13,498		14,980		15,723		15,862		15,354		13,727		13,230	11,969	14,636	15,361	15,631	13,911	15,880	16,450	17,442	17,148	17,417	18,946	19,858	21,163
C000015904
Account Value [Line Items]
Line Graph and Table Measure Name									Admiral Shares
Accumulated Value		10,000		9,067		9,673		9,551			9,352		9,853		10,763		11,536		11,969		12,833		12,275		12,217		10,961		11,047		11,914		11,640		12,172		12,522		10,264		11,662		11,131		13,482		14,960		15,702		15,840		15,333		13,706		13,208	11,950	14,610	15,335	15,603	13,886	15,853	16,421	17,408	17,114	17,382	18,906	19,817	21,118
C000015905
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value		5,000,000		4,532,930		4,836,629		4,775,647			4,676,761		4,927,616		5,382,036		5,769,623		5,986,487		6,417,742		6,139,508		6,111,178		5,482,516		5,525,886		5,960,983		5,823,222		6,090,361		6,265,742		5,135,051		5,836,558		5,570,151		6,747,685		7,487,854		7,859,028		7,928,346		7,673,689		6,862,006		6,612,876	5,983,390	7,316,040	7,679,448	7,812,789	6,953,256	7,938,749	8,222,634	8,719,167	8,572,992	8,706,759	9,471,260	9,926,971	10,578,604
C000096107
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Plus Shares
Accumulated Value		100,000,000		90,678,491		96,755,904		95,530,203			93,547,826		98,560,988		107,675,878		115,409,861		119,766,241		128,467,410		122,900,576		122,324,341		109,752,266		110,631,381		119,315,427		116,579,866		121,913,360		125,436,575		102,819,614		116,849,325		111,522,643		135,098,149		149,917,835		157,367,535		158,747,460		153,672,281		137,392,915		132,417,099	119,806,196	146,497,777	153,776,091	156,475,137	139,256,271	158,983,304	164,696,559	174,618,779	171,691,969	174,385,763	189,686,784	198,830,912	211,904,993
C000015907
Account Value [Line Items]
Line Graph and Table Measure Name									Investor Shares
Accumulated Value		10,000		9,364		9,824		10,430			10,640		10,941		11,460		12,235		12,951		14,046		13,521		13,138		11,976		12,367		12,695		12,462		13,101		13,082		11,478		12,561		13,169		15,666		16,263		16,230		16,210		15,170		14,070		13,743	12,145	14,612	14,297	15,263	13,702	15,426	15,731	16,749	16,187	16,219	16,902	18,321	20,700
C000015910
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Pacific ETF Shares Net Asset Value
Accumulated Value		10,000		9,364		9,838		10,443			10,659		10,965		11,489		12,274		12,992		14,103		13,583		13,202		12,038		12,429		12,766		12,535		13,186		13,175		11,559		12,659		13,276		15,802		16,411		16,384		16,365		15,326		14,218		13,897	12,276	14,778	14,468	15,447	13,872	15,625	15,944	16,977	16,418	16,459	17,158	18,598	21,030
C000015908
Account Value [Line Items]
Line Graph and Table Measure Name									Admiral Shares
Accumulated Value		10,000		9,365		9,838		10,441			10,657		10,964		11,489		12,272		12,991		14,101		13,581		13,200		12,035		12,425		12,760		12,529		13,178		13,166		11,551		12,650		13,265		15,788		16,395		16,368		16,348		15,308		14,201		13,880	12,260	14,760	14,450	15,427	13,852	15,600	15,921	16,950	16,390	16,432	17,126	18,565	20,991
C000015909
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value		5,000,000		4,680,750		4,918,648		5,222,111			5,330,436		5,484,745		5,744,834		6,138,739		6,498,413		7,054,822		6,792,260		6,601,086		6,019,453		6,218,780		6,382,141		6,271,267		6,592,196		6,589,589		5,782,157		6,328,532		6,639,747		7,904,408		8,205,346		8,190,904		8,183,500		7,662,091		7,110,728		6,946,670	6,141,267	7,388,742	7,236,724	7,725,385	6,937,988	7,813,954	7,971,918	8,489,475	8,210,808	8,229,513	8,581,479	9,299,213	10,513,762
C000043572
Account Value [Line Items]
Line Graph and Table Measure Name									ETF Shares Net Asset Value
Accumulated Value		10,000		9,106		9,824		10,064			10,117		10,501		11,194		11,986		12,518		13,590		12,900		12,714		11,470		11,901		12,537		12,305		12,780		13,014		11,044		12,544		12,545		14,990		15,971		16,153		16,287		15,803		14,293		13,797	12,334	14,862	14,890	15,591	13,925	15,585	16,209	17,184	17,199	17,315	18,239	19,563	21,489
C000105302
Account Value [Line Items]
Line Graph and Table Measure Name									Admiral Shares
Accumulated Value		10,000		9,107		9,823		10,060			10,113		10,496		11,188		11,981		12,514		13,587		12,898		12,712		11,466		11,898		12,531		12,297		12,771		13,001		11,030		12,529		12,530		14,970		15,946		16,128		16,258		15,778		14,266		13,769	12,308	14,832	14,855	15,558	13,890	15,543	16,167	17,135	17,152	17,264	18,187	19,501	21,417
C000043573
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value		5,000,000		4,553,896		4,912,334		5,031,181			5,057,635		5,249,914		5,595,484		5,992,434		6,258,551		6,794,968		6,450,380		6,358,354		5,736,068		5,952,123		6,270,689		6,153,726		6,391,096		6,507,578		5,521,580		6,272,070		6,271,825		7,493,999		7,984,310		8,075,778		8,141,954		7,900,760		7,145,251		6,897,323	6,165,416	7,428,677	7,442,576	7,793,710	6,960,354	7,789,508	8,101,264	8,588,176	8,596,352	8,653,845	9,115,215	9,775,746	10,738,356
C000096109
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Plus Shares
Accumulated Value		100,000,000		91,075,334		98,251,341		100,648,078			101,180,695		105,037,672		111,958,042		119,911,607		125,253,645		135,990,287		129,105,749		127,276,349		114,816,325		119,148,240		125,526,622		123,191,015		127,944,327		130,290,022		110,546,366		125,586,555		125,597,872		150,072,866		159,893,149		161,728,131		163,077,416		158,246,252		143,115,655		138,167,442	123,504,961	148,827,835	149,104,274	156,137,167	139,452,559	156,079,223	162,344,091	172,089,365	172,264,089	173,436,440	182,697,649	195,945,623	215,237,324
C000065038
Account Value [Line Items]
Line Graph and Table Measure Name									ETF Shares Net Asset Value
Accumulated Value		10,000		9,210		9,941		10,371			10,289		10,925		11,550		12,173		12,739		13,907		13,185		13,557		12,634		12,879		13,842		13,845		14,226		14,872		13,022		14,832		14,919		17,560		19,309		19,956		20,587		19,875		18,109		17,857	16,489	18,380	18,550	20,121	18,173	20,838	21,664	23,487	24,011	25,058	24,209	27,049	29,370
C000209799
Account Value [Line Items]
Line Graph and Table Measure Name									Admiral Shares
Accumulated Value	$ 10,000		$ 10,777		$ 10,780		$ 11,073			$ 11,574		$ 10,134		$ 11,542		$ 11,607		$ 13,662		$ 15,021		$ 15,524		$ 16,015		$ 15,457		$ 14,082		$ 13,886		$ 12,823		$ 14,292		$ 14,425		$ 15,640		$ 14,126		$ 16,197		$ 16,840		$ 18,253		$ 18,658		$ 19,471		$ 18,810		$ 21,015		$ 22,816
C000065039
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value		5,000,000		4,605,138		4,970,470		5,185,518			5,143,922		5,463,032		5,775,667		6,087,640		6,371,147		6,955,079		6,594,713		6,780,999		6,318,898		6,441,311		6,922,882		6,924,398		7,113,386		7,436,703		6,511,562		7,417,043		7,460,029		8,779,243		9,654,163		9,978,297		10,292,703		9,935,192		9,052,636		8,927,062	8,243,134	9,187,557	9,272,733	10,056,949	9,083,774	10,415,806	10,828,569	11,738,215	12,000,473	12,523,401	12,099,172	13,517,184	14,677,946
C000074581
Account Value [Line Items]
Line Graph and Table Measure Name									ETF Shares Net Asset Value
Accumulated Value		10,000		9,262		10,250		10,520			10,411		10,755		11,543		12,366		12,927		14,093		13,494		13,206		11,522		11,834		12,392		12,085		12,476		12,843		10,580		12,289		12,374		14,831		16,377		16,863		16,996		15,869		14,501		13,772	12,148	14,384	14,246	15,010	13,189	14,841	15,273	16,220	16,170	15,854	16,578	18,534	19,863
C000209801
Account Value [Line Items]
Line Graph and Table Measure Name									Admiral Shares
Accumulated Value	10,000		10,543		10,278		10,608			10,918		8,996		10,447		10,519		12,603		13,913		14,324		14,434		13,472		12,308		11,685		10,304		12,199		12,080		12,727		11,178		12,578		12,939		13,739		13,692		13,423		14,032		15,687		16,807
C000074580
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value		5,000,000		4,631,745		5,125,827		5,260,772			5,205,517		5,377,770		5,771,518		6,183,400		6,464,102		7,047,948		6,748,277		6,604,697		5,762,607		5,918,583		6,197,547		6,043,928		6,238,630		6,423,181		5,291,434		6,145,429		6,188,359		7,415,967		8,189,345		8,431,464		8,495,895		7,931,662		7,247,392		6,882,233	6,070,322	7,186,789	7,117,067	7,498,155	6,587,289	7,411,616	7,626,854	8,099,191	8,072,943	7,914,258	8,275,566	9,251,055	9,913,760
C000092025
Account Value [Line Items]
Line Graph and Table Measure Name									ETF Shares Net Asset Value
Accumulated Value		10,000		9,232		10,368		10,800			10,292		10,178		10,844		11,709		11,953		13,223		12,708		12,356		11,185		12,448		12,645		12,659		13,363		13,480		10,561		11,133		10,996		12,536		13,510		13,763		13,686		13,232		12,311		11,566	9,423	11,146	10,648	10,701	9,443	10,716	10,737	11,239	11,481	11,065	11,886	12,505	13,033
C000092024
Account Value [Line Items]
Line Graph and Table Measure Name									Admiral Shares
Accumulated Value		10,000		9,236		10,368		10,800			10,291		10,178		10,845		11,709		11,953		13,223		12,709		12,357		11,184		12,447		12,643		12,656		13,361		13,478		10,559		11,130		10,995		12,530		13,511		13,764		13,687		13,239		12,317		11,549	9,412	11,139	10,627	10,677	9,423	10,688	10,714	11,211	11,453	11,042	11,856	12,479	12,980
C000092026
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value		5,000,000		4,617,066		5,184,806		5,400,908			5,146,368		5,089,374		5,423,662		5,855,739		5,978,482		6,613,806		6,356,256		6,181,146		5,594,647		6,225,508		6,325,365		6,331,928		6,683,540		6,742,946		5,282,477		5,568,548		5,500,215		6,269,544		6,757,708		6,866,778		6,827,355		6,604,608		6,144,936		5,772,968	4,703,715	5,564,181	5,314,563	5,342,090	4,713,351	5,348,123	5,359,168	5,609,293	5,731,432	5,524,000	5,932,831	6,242,531	6,495,454
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value		10,000		8,993		9,890		10,070			10,092		10,466		11,159		11,945		12,466		13,583		12,943		12,691		11,432		11,828		12,440		12,331		12,711		13,030		11,013		12,456		12,444		14,935		15,971		16,144		16,296		15,586		14,410		13,685	12,279	14,688	14,739	15,481	13,744	15,586	16,177	17,026	17,104	17,222	18,031	19,547	21,307
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value		10,000		8,993		9,890		10,070			10,092		10,466		11,159		11,945		12,466		13,583		12,943		12,691		11,432		11,828		12,440		12,331		12,711		13,030		11,013		12,456		12,444		14,935		15,971		16,144		16,296		15,586		14,410		13,685	12,279	14,688	14,739	15,481	13,744	15,586	16,177	17,026	17,104	17,222	18,031	19,547	21,307
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value		10,000		8,993		9,890		10,070			10,092		10,466		11,159		11,945		12,466		13,583		12,943		12,691		11,432		11,828		12,440		12,331		12,711		13,030		11,013		12,456		12,444		14,935		15,971		16,144		16,296		15,586		14,410		13,685	12,279	14,688	14,739	15,481	13,744	15,586	16,177	17,026	17,104	17,222	18,031	19,547	21,307
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value		5,000,000		4,496,432		4,944,764		5,034,773			5,046,235		5,233,093		5,579,433		5,972,302		6,232,942		6,791,258		6,471,638		6,345,480		5,716,204		5,914,126		6,220,228		6,165,333		6,355,519		6,515,239		5,506,501		6,228,186		6,221,966		7,467,533		7,985,553		8,071,882		8,148,100		7,793,016		7,205,151		6,842,722	6,139,711	7,344,226	7,369,260	7,740,350	6,872,055	7,793,141	8,088,462	8,512,908	8,552,157	8,610,996	9,015,672	9,773,650	10,653,640
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value		100,000,000		89,928,637		98,895,277		100,695,467			100,924,700		104,661,856		111,588,668		119,446,040		124,658,846		135,825,153		129,432,762		126,909,604		114,324,086		118,282,522		124,404,554		123,306,652		127,110,375		130,304,771		110,130,020		124,563,722		124,439,310		149,350,660		159,711,063		161,437,637		162,961,994		155,860,326		144,103,021		136,854,448	122,794,225	146,884,521	147,385,192	154,807,003	137,441,106	155,862,820	161,769,231	170,258,153	171,043,139	172,219,913	180,313,431	195,472,995	213,072,807
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value		10,000		8,993		9,890		10,070			10,092		10,466		11,159		11,945		12,466		13,583		12,943		12,691		11,432		11,828		12,440		12,331		12,711		13,030		11,013		12,456		12,444		14,935		15,971		16,144		16,296		15,586		14,410		13,685	12,279	14,688	14,739	15,481	13,744	15,586	16,177	17,026	17,104	17,222	18,031	19,547	21,307
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value		10,000		8,993		9,890		10,070			10,092		10,466		11,159		11,945		12,466		13,583		12,943		12,691		11,432		11,828		12,440		12,331		12,711		13,030		11,013		12,456		12,444		14,935		15,971		16,144		16,296		15,586		14,410		13,685	12,279	14,688	14,739	15,481	13,744	15,586	16,177	17,026	17,104	17,222	18,031	19,547	21,307
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value		10,000		8,993		9,890		10,070			10,092		10,466		11,159		11,945		12,466		13,583		12,943		12,691		11,432		11,828		12,440		12,331		12,711		13,030		11,013		12,456		12,444		14,935		15,971		16,144		16,296		15,586		14,410		13,685	12,279	14,688	14,739	15,481	13,744	15,586	16,177	17,026	17,104	17,222	18,031	19,547	21,307
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value		5,000,000		4,496,432		4,944,764		5,034,773			5,046,235		5,233,093		5,579,433		5,972,302		6,232,942		6,791,258		6,471,638		6,345,480		5,716,204		5,914,126		6,220,228		6,165,333		6,355,519		6,515,239		5,506,501		6,228,186		6,221,966		7,467,533		7,985,553		8,071,882		8,148,100		7,793,016		7,205,151		6,842,722	6,139,711	7,344,226	7,369,260	7,740,350	6,872,055	7,793,141	8,088,462	8,512,908	8,552,157	8,610,996	9,015,672	9,773,650	10,653,640
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value		10,000		8,993		9,890		10,070			10,092		10,466		11,159		11,945		12,466		13,583		12,943		12,691		11,432		11,828		12,440		12,331		12,711		13,030		11,013		12,456		12,444		14,935		15,971		16,144		16,296		15,586		14,410		13,685	12,279	14,688	14,739	15,481	13,744	15,586	16,177	17,026	17,104	17,222	18,031	19,547	21,307
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value		10,000		8,993		9,890		10,070			10,092		10,466		11,159		11,945		12,466		13,583		12,943		12,691		11,432		11,828		12,440		12,331		12,711		13,030		11,013		12,456		12,444		14,935		15,971		16,144		16,296		15,586		14,410		13,685	12,279	14,688	14,739	15,481	13,744	15,586	16,177	17,026	17,104	17,222	18,031	19,547	21,307
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value		5,000,000		4,496,432		4,944,764		5,034,773			5,046,235		5,233,093		5,579,433		5,972,302		6,232,942		6,791,258		6,471,638		6,345,480		5,716,204		5,914,126		6,220,228		6,165,333		6,355,519		6,515,239		5,506,501		6,228,186		6,221,966		7,467,533		7,985,553		8,071,882		8,148,100		7,793,016		7,205,151		6,842,722	6,139,711	7,344,226	7,369,260	7,740,350	6,872,055	7,793,141	8,088,462	8,512,908	8,552,157	8,610,996	9,015,672	9,773,650	10,653,640
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value		100,000,000		89,928,637		98,895,277		100,695,467			100,924,700		104,661,856		111,588,668		119,446,040		124,658,846		135,825,153		129,432,762		126,909,604		114,324,086		118,282,522		124,404,554		123,306,652		127,110,375		130,304,771		110,130,020		124,563,722		124,439,310		149,350,660		159,711,063		161,437,637		162,961,994		155,860,326		144,103,021		136,854,448	122,794,225	146,884,521	147,385,192	154,807,003	137,441,106	155,862,820	161,769,231	170,258,153	171,043,139	172,219,913	180,313,431	195,472,995	213,072,807
NACC2 Index: FTSE Global All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap Index
Accumulated Value		10,000		9,154		9,958		10,361			10,274		10,908		11,532		12,154		12,717		13,904		13,205		13,550		12,639		12,872		13,827		13,897		14,235		14,921		13,051		14,827		14,903		17,576		19,330		19,963		20,604		19,806		18,202		17,844	16,512	18,365	18,560	20,155	18,174	20,943	21,770	23,540	24,101	25,179	24,282	27,195	29,474
NACC2 Index: FTSE Global All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap Index
Accumulated Value	10,000		10,754		10,808		11,071			11,605		10,150		11,532		11,591		13,670		15,034		15,527		16,025		15,404		14,156		13,879		12,842		14,284		14,435		15,676		14,135		16,289		16,932		18,308		18,745		19,583		18,886		21,151		22,923
NACC2 Index: FTSE Global All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap Index
Accumulated Value		5,000,000		4,576,983		4,979,040		5,180,723			5,137,176		5,454,073		5,766,168		6,077,069		6,358,550		6,952,171		6,602,536		6,774,806		6,319,379		6,435,811		6,913,342		6,948,354		7,117,444		7,460,733		6,525,289		7,413,448		7,451,307		8,788,100		9,665,136		9,981,705		10,301,999		9,902,966		9,100,824		8,922,203	8,255,902	9,182,661	9,279,776	10,077,518	9,087,053	10,471,716	10,885,177	11,770,105	12,050,630	12,589,456	12,141,184	13,597,603	14,736,982
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value		10,000		8,993		9,890		10,070			10,092		10,466		11,159		11,945		12,466		13,583		12,943		12,691		11,432		11,828		12,440		12,331		12,711		13,030		11,013		12,456		12,444		14,935		15,971		16,144		16,296		15,586		14,410		13,685	12,279	14,688	14,739	15,481	13,744	15,586	16,177	17,026	17,104	17,222	18,031	19,547	21,307
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value	10,000		10,573		10,480		10,803			11,075		9,360		10,587		10,576		12,693		13,574		13,721		13,850		13,247		12,247		11,631		10,436		12,484		12,526		13,157		11,681		13,247		13,749		14,470		14,537		14,637		15,325		16,613		18,109
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global All Cap ex US Index
Accumulated Value		5,000,000		4,496,432		4,944,764		5,034,773			5,046,235		5,233,093		5,579,433		5,972,302		6,232,942		6,791,258		6,471,638		6,345,480		5,716,204		5,914,126		6,220,228		6,165,333		6,355,519		6,515,239		5,506,501		6,228,186		6,221,966		7,467,533		7,985,553		8,071,882		8,148,100		7,793,016		7,205,151		6,842,722	6,139,711	7,344,226	7,369,260	7,740,350	6,872,055	7,793,141	8,088,462	8,512,908	8,552,157	8,610,996	9,015,672	9,773,650	10,653,640
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World Index ex USA Net
Accumulated Value		10,000		8,955		9,825		9,982			10,022		10,397		11,062		11,879		12,392		13,483		12,822		12,584		11,370		11,786		12,408		12,298		12,652		12,958		10,979		12,379		12,321		14,766		15,698		15,819		15,976		15,302		14,079		13,404	12,025	14,427	14,509	15,202	13,477	15,275	15,861	16,684	16,757	16,938	17,753	19,141	20,934
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World Index ex USA Net
Accumulated Value		10,000		8,955		9,825		9,982			10,022		10,397		11,062		11,879		12,392		13,483		12,822		12,584		11,370		11,786		12,408		12,298		12,652		12,958		10,979		12,379		12,321		14,766		15,698		15,819		15,976		15,302		14,079		13,404	12,025	14,427	14,509	15,202	13,477	15,275	15,861	16,684	16,757	16,938	17,753	19,141	20,934
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World Index ex USA Net
Accumulated Value		5,000,000		4,477,732		4,912,451		4,990,826			5,011,220		5,198,374		5,531,083		5,939,429		6,195,754		6,741,345		6,410,928		6,292,158		5,685,167		5,893,216		6,203,825		6,149,032		6,325,755		6,479,018		5,489,624		6,189,662		6,160,597		7,383,076		7,848,869		7,909,403		7,987,900		7,650,750		7,039,608		6,702,033	6,012,740	7,213,436	7,254,255	7,601,124	6,738,591	7,637,573	7,930,711	8,341,950	8,378,261	8,469,138	8,876,500	9,570,617	10,466,837
NACC2 Index: FTSE Developed Europe All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Developed Europe All Cap Index
Accumulated Value		10,000		8,959		9,614		9,509			9,298		9,779		10,702		11,451		11,897		12,792		12,252		12,171		10,929		11,007		11,844		11,698		12,108		12,498		10,246		11,642		11,088		13,492		14,929		15,635		15,781		15,109		13,781		13,068	11,907	14,448	15,250	15,549	13,746	15,887	16,434	17,289	16,968	17,399	18,789	19,842	20,998
NACC2 Index: FTSE Developed Europe All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Developed Europe All Cap Index
Accumulated Value		10,000		8,959		9,614		9,509			9,298		9,779		10,702		11,451		11,897		12,792		12,252		12,171		10,929		11,007		11,844		11,698		12,108		12,498		10,246		11,642		11,088		13,492		14,929		15,635		15,781		15,109		13,781		13,068	11,907	14,448	15,250	15,549	13,746	15,887	16,434	17,289	16,968	17,399	18,789	19,842	20,998
NACC2 Index: FTSE Developed Europe All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Developed Europe All Cap Index
Accumulated Value		10,000		8,959		9,614		9,509			9,298		9,779		10,702		11,451		11,897		12,792		12,252		12,171		10,929		11,007		11,844		11,698		12,108		12,498		10,246		11,642		11,088		13,492		14,929		15,635		15,781		15,109		13,781		13,068	11,907	14,448	15,250	15,549	13,746	15,887	16,434	17,289	16,968	17,399	18,789	19,842	20,998
NACC2 Index: FTSE Developed Europe All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Developed Europe All Cap Index
Accumulated Value		5,000,000		4,479,363		4,807,069		4,754,524			4,648,821		4,889,633		5,351,224		5,725,376		5,948,447		6,396,098		6,126,047		6,085,345		5,464,735		5,503,588		5,921,821		5,849,232		6,054,153		6,248,817		5,123,187		5,821,220		5,543,812		6,745,748		7,464,682		7,817,271		7,890,519		7,554,410		6,890,498		6,534,113	5,953,594	7,224,137	7,625,092	7,774,391	6,873,094	7,943,588	8,216,767	8,644,319	8,483,760	8,699,480	9,394,679	9,920,799	10,498,994
NACC2 Index: FTSE Developed Europe All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Developed Europe All Cap Index
Accumulated Value		100,000,000		89,587,265		96,141,381		95,090,484			92,976,411		97,792,655		107,024,481		114,507,513		118,968,950		127,921,959		122,520,943		121,706,902		109,294,692		110,071,760		118,436,424		116,984,642		121,083,068		124,976,333		102,463,750		116,424,400		110,876,249		134,914,957		149,293,633		156,345,417		157,810,387		151,088,194		137,809,968		130,682,253	119,071,873	144,482,737	152,501,847	155,487,819	137,461,882	158,871,750	164,335,348	172,886,382	169,675,195	173,989,595	187,893,572	198,415,980	209,979,870
NACC2 Index: FTSE Developed Asia Pacific All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Developed Asia Pacific All Cap Index
Accumulated Value		10,000		9,154		9,995		10,395			10,570		10,891		11,370		12,143		12,801		13,949		13,507		13,029		11,930		12,290		12,601		12,520		13,125		13,271		11,574		12,501		13,110		15,700		16,299		16,210		16,197		15,043		14,247		13,707	12,198	14,606	14,310	15,339	13,666	15,749	15,989	16,896	16,483	16,500	17,080	18,685	20,947
NACC2 Index: FTSE Developed Asia Pacific All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Developed Asia Pacific All Cap Index
Accumulated Value		10,000		9,154		9,995		10,395			10,570		10,891		11,370		12,143		12,801		13,949		13,507		13,029		11,930		12,290		12,601		12,520		13,125		13,271		11,574		12,501		13,110		15,700		16,299		16,210		16,197		15,043		14,247		13,707	12,198	14,606	14,310	15,339	13,666	15,749	15,989	16,896	16,483	16,500	17,080	18,685	20,947
NACC2 Index: FTSE Developed Asia Pacific All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Developed Asia Pacific All Cap Index
Accumulated Value		10,000		9,154		9,995		10,395			10,570		10,891		11,370		12,143		12,801		13,949		13,507		13,029		11,930		12,290		12,601		12,520		13,125		13,271		11,574		12,501		13,110		15,700		16,299		16,210		16,197		15,043		14,247		13,707	12,198	14,606	14,310	15,339	13,666	15,749	15,989	16,896	16,483	16,500	17,080	18,685	20,947
NACC2 Index: FTSE Developed Asia Pacific All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Developed Asia Pacific All Cap Index
Accumulated Value		5,000,000		4,576,984		4,997,402		5,197,620			5,285,042		5,445,339		5,684,903		6,071,592		6,400,575		6,974,663		6,753,409		6,514,260		5,965,080		6,144,985		6,300,476		6,260,126		6,562,621		6,635,735		5,787,109		6,250,450		6,555,078		7,849,778		8,149,614		8,104,879		8,098,544		7,521,454		7,123,716		6,853,734	6,099,002	7,303,110	7,155,239	7,669,402	6,832,877	7,874,491	7,994,521	8,447,980	8,241,705	8,250,006	8,540,093	9,342,581	10,473,476
NACC2 Index: FTSE All-World ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE All-World ex US Index
Accumulated Value		10,000		8,975		9,848		10,025			10,064		10,443		11,126		11,910		12,427		13,537		12,889		12,648		11,434		11,842		12,463		12,362		12,751		13,060		11,070		12,494		12,474		14,965		15,947		16,089		16,245		15,593		14,408		13,705	12,313	14,752	14,821	15,557	13,833	15,680	16,290	17,139	17,227	17,391	18,221	19,673	21,491
NACC2 Index: FTSE All-World ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE All-World ex US Index
Accumulated Value		10,000		8,975		9,848		10,025			10,064		10,443		11,126		11,910		12,427		13,537		12,889		12,648		11,434		11,842		12,463		12,362		12,751		13,060		11,070		12,494		12,474		14,965		15,947		16,089		16,245		15,593		14,408		13,705	12,313	14,752	14,821	15,557	13,833	15,680	16,290	17,139	17,227	17,391	18,221	19,673	21,491
NACC2 Index: FTSE All-World ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE All-World ex US Index
Accumulated Value		5,000,000		4,487,662		4,923,917		5,012,451			5,032,119		5,221,338		5,563,042		5,955,180		6,213,502		6,768,362		6,444,377		6,323,850		5,716,951		5,921,123		6,231,602		6,181,031		6,375,633		6,529,789		5,534,908		6,247,210		6,236,978		7,482,538		7,973,458		8,044,591		8,122,303		7,796,679		7,203,844		6,852,605	6,156,463	7,376,077	7,410,373	7,778,356	6,916,626	7,839,765	8,145,096	8,569,685	8,613,454	8,695,361	9,110,598	9,836,715	10,745,365
NACC2 Index: FTSE All-World ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE All-World ex US Index
Accumulated Value		100,000,000		89,753,243		98,478,336		100,249,013			100,642,372		104,426,759		111,260,837		119,103,605		124,270,041		135,367,246		128,887,545		126,477,002		114,339,022		118,422,469		124,632,041		123,620,612		127,512,665		130,595,779		110,698,153		124,944,193		124,739,555		149,650,765		159,469,154		160,891,823		162,446,055		155,933,588		144,076,881		137,052,094	123,129,256	147,521,541	148,207,467	155,567,114	138,332,514	156,795,292	162,901,927	171,393,707	172,269,080	173,907,210	182,211,957	196,734,300	214,907,294
NACC2 Index: FTSE Global Small-Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global Small-Cap ex US Index
Accumulated Value		10,000		9,146		10,253		10,460			10,340		10,672		11,446		12,244		12,803		13,980		13,417		13,067		11,409		11,691		12,224		12,035		12,336		12,756		10,495		12,112		12,175		14,667		16,193		16,636		16,762		15,520		14,434		13,507	11,977	14,113	13,999	14,796	12,946	14,750	15,163	16,007	16,009	15,732	16,358	18,414	19,619
NACC2 Index: FTSE Global Small-Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global Small-Cap ex US Index
Accumulated Value	$ 10,000		$ 10,494		$ 10,332		$ 10,590			$ 10,950		$ 9,010		$ 10,398		$ 10,452		$ 12,591		$ 13,902		$ 14,282		$ 14,390		$ 13,324		$ 12,391		$ 11,595		$ 10,282		$ 12,116		$ 12,018		$ 12,702		$ 11,114		$ 12,662		$ 13,017		$ 13,742		$ 13,743		$ 13,506		$ 14,043		$ 15,807		$ 16,843
NACC2 Index: FTSE Global Small-Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Global Small-Cap ex US Index
Accumulated Value		5,000,000		4,573,008		5,126,332		5,229,896			5,170,026		5,336,244		5,723,091		6,121,881		6,401,561		6,989,827		6,708,394		6,533,306		5,704,400		5,845,625		6,111,780		6,017,711		6,167,828		6,377,887		5,247,506		6,056,113		6,087,339		7,333,660		8,096,704		8,318,091		8,380,932		7,760,072		7,217,037		6,753,421	5,988,401	7,056,481	6,999,528	7,398,084	6,472,967	7,374,984	7,581,334	8,003,646	8,004,477	7,866,147	8,179,094	9,206,785	9,809,688
NACC2 Index: S&P Global ex-U.S. Property Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Global ex-U.S. Property Index
Accumulated Value		10,000		9,098		10,383		10,721			10,208		10,103		10,735		11,567		11,799		13,054		12,574		12,158		10,998		12,238		12,413		12,526		13,142		13,313		10,407		10,906		10,732		12,298		13,212		13,438		13,324		12,814		12,066		11,198	9,145	10,777	10,271	10,344	9,081	10,440	10,437	10,842	11,090	10,707	11,431	12,081	12,524
NACC2 Index: S&P Global ex-U.S. Property Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Global ex-U.S. Property Index
Accumulated Value		10,000		9,098		10,383		10,721			10,208		10,103		10,735		11,567		11,799		13,054		12,574		12,158		10,998		12,238		12,413		12,526		13,142		13,313		10,407		10,906		10,732		12,298		13,212		13,438		13,324		12,814		12,066		11,198	9,145	10,777	10,271	10,344	9,081	10,440	10,437	10,842	11,090	10,707	11,431	12,081	12,524
NACC2 Index: S&P Global ex-U.S. Property Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Global ex-U.S. Property Index
Accumulated Value		$ 5,000,000		$ 4,548,876		$ 5,191,734		$ 5,360,412			$ 5,104,081		$ 5,051,557		$ 5,367,460		$ 5,783,357		$ 5,899,499		$ 6,527,154		$ 6,286,879		$ 6,078,792		$ 5,499,176		$ 6,119,121		$ 6,206,604		$ 6,262,862		$ 6,571,186		$ 6,656,677		$ 5,203,421		$ 5,452,952		$ 5,365,863		$ 6,148,977		$ 6,606,172		$ 6,718,881		$ 6,661,860		$ 6,407,050		$ 6,032,910		$ 5,599,129	$ 4,572,611	$ 5,388,265	$ 5,135,413	$ 5,172,231	$ 4,540,332	$ 5,220,130	$ 5,218,559	$ 5,420,855	$ 5,544,804	$ 5,353,357	$ 5,715,398	$ 6,040,490	$ 6,261,890